Related Party - Transfers to Valero (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction
Net transfers to Valero per the consolidated and combined statement of stockholders' equity	$ (731)		$ (222)	$ (151)	$ (221)
Net transfers to Valero per the consolidated and combined statement of cash flows	(378)	(172)	(219)	(150)	(220)
Net Parent Investment
Related Party Transaction
Net transfers to Valero per the consolidated and combined statement of stockholders' equity	(731)		(222)	(151)	(221)
Net transfer of assts and liabilities, Related Party	$ 353		$ 3	$ 1	$ 1